SUBSEQUENT EVENTS (Tables)	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Schedule of Stock Options Outstanding	A summary of stock options outstanding as of March 31, 2023, by exercise price and year of expiration is presented below:
Exercise
Price	2033	Total

$1.2056	24,403,612	24,403,612
	24,403,612	24,403,612

Schedule of Common Stock to be issued to Orogrande Owners

The Company will issue the number of shares of common stock to each of the Orogrande Owners as follows:

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%